Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Muhlenkamp Fund
Shareholder Report [Line Items]
Fund Name	Muhlenkamp Fund
Class Name	Muhlenkamp Fund
Trading Symbol	MUHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muhlenkamp Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://muhlenkamp.com/. You can also request this information by contacting us at 1-800-860-3863.
Additional Information Phone Number	1-800-860-3863
Additional Information Website	https://muhlenkamp.com/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Muhlenkamp Fund	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://muhlenkamp.com/ for more recent performance information.
Net Assets	$ 237,366,851
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Net Assets	$237,366,851
Number of Holdings	26

Portfolio Turnover	4%

Holdings [Text Block]

Top Sectors	(%) of net assets
Industrials	15.9%
Energy	14.0%
Information Technology	12.9%
Financials	12.4%
Health Care	10.2%
Materials	10.1%
Consumer Discretionary	4.8%
Communication Services	2.5%
Cash & Other	17.2%

Top 10 Issuers	(%) of net assets
First American Government Obligations Fund	13.7%
McKesson Corp.	6.7%
Rush Enterprises, Inc.	4.9%
EQT Corp.	4.5%
NMI Holdings, Inc.	4.3%
Berkshire Hathaway, Inc.	4.3%
Schlumberger Ltd.	4.0%
Occidental Petroleum Corp.	4.0%
BGC Group, Inc.	3.8%
Microsoft Corp.	3.8%

Industry	(%) of net assets
Health Care Providers & Services	10.2%
Oil, Gas & Consumable Fuels	8.5%
Trading Companies & Distributors	7.5%
Metals & Mining	6.8%
Semiconductors & Semiconductor Equipment	5.9%
Energy Equipment & Services	5.5%
Household Durables	4.8%
Thrifts & Mortgage Finance	4.3%
Diversified Financial Services	4.3%
Cash & Other	42.2%

Updated Prospectus Web Address	https://muhlenkamp.com/